BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 31, 2014	Dec. 31, 2013
BORROWINGS
Short-term	$ 666,217			$ 629,178
Long-term, current portion	30,012			43,918
Subtotal	696,229			673,096
Long-term	64,030			69,489
Total	760,259			742,585
Maximum bank credit facilities	953,293			941,702
Bank credit facilities drawn down	606,956			824,570
Available bank credit facilities	346,337		115,500	117,132
Secured long-term borrowings	94,042			113,400
Carrying amount of property plant and equipment secured for borrowing		909,727		904,042
Carrying amount of prepaid land use right secured for borrowing		113,109		133,319
Carrying amount of accounts receivable secured for borrowing		7,050		6,959
Short-term
Weighted average interest rate (as a percent)	5.78%			5.46%
Long-term
Weighted average interest rate (as a percent)	6.65%			6.82%
Future principal repayment on the long-term bank loans
2014	16,662
2015	29,935
2016	1,392
2017 and after	46,053
Total	94,042			113,400
Interest expense
Interest expense incurred	24,776	27,414
Interest expense capitalized	248	321
Mr. Xianshou Li and his family
BORROWINGS
Guarantees provided by related party for debt	358,353			202,397
Long-term
BORROWINGS
Interest rate reset period	3 months
Secured debt
BORROWINGS
Short-term		591,568		426,421
Secured long-term borrowings		64,030		56,312
Future principal repayment on the long-term bank loans
Total		$ 64,030		$ 56,312